Loans from Prior Shareholders (Details)								3 Months Ended				9 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares		May 22, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 MYR (RM)	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) $ / shares shares		Apr. 30, 2025 MYR (RM)	Nov. 01, 2024 shares	Mar. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($)	Mar. 10, 2022 USD ($)
Loans from Prior Shareholders [Line Items]
Loans drawdown		$ 152,308										$ 498,516
Interest expenses								$ 3,956
Ordinary shares, shares issued (in Shares) | shares	[1]	2,467,337						2,467,337				2,467,337			2,445,647
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]	$ 0.006						$ 0.006				$ 0.006			$ 0.006
Outstanding balance		$ 14,804	[1]					$ 14,804	[1]			$ 14,804	[1]		$ 14,674	[1]	$ 13,775
Debt settlement agreement					$ 2,049,658	RM 8,872,969
Provision for bonus															13,800,000				RM 14,935,050			$ 13,800,000
Shares issued (in Ringgits)											$ 2,500,000				$ 2,500,000
Debt settlement loss					1,000,000	4,314,854						(984,183)
Compensation payable		5.8						5.8				$ 5.8
Repayment of cash							$ 500,000
Imputed interest rate												12.00%			12.00%
Interest expense amortization														$ 345,060	$ 350,084		592,191
Payment for debt					702,610
Outstanding balance		1,250,459						1,250,459				$ 1,250,459					5,338,273
Compensation payable to a prior shareholder															$ 737,894
Payables to Prior Shareholders [Member]
Loans from Prior Shareholders [Line Items]
Carrying amount of debt					5,500,000														23,808,019
Mr. Aw Jeen Rong [Member]
Loans from Prior Shareholders [Line Items]
Loans drawdown		$ 299,110
Interest expenses								1,984				13,079
Mr.Liu Yu {Member]
Loans from Prior Shareholders [Line Items]
Interest expenses								1,008				6,413
Purchase of property																							$ 6,300,000
Lim Hooi Beng [Member]
Loans from Prior Shareholders [Line Items]
Debt settlement agreement					2,049,658	8,872,969
Provision for bonus					3,450,000														14,935,050
Shares issued (in Ringgits) | RM						20,000,000
Debt settlement loss					1,000,000	RM 4,314,854
Lim Hooi Beng [Member] | Payables to Prior Shareholders [Member]
Loans from Prior Shareholders [Line Items]
Carrying amount of debt					5,500,000														RM 23,808,019
Liu Yu [Member]
Loans from Prior Shareholders [Line Items]
Debt settlement agreement					1,500,000
Compensation payable					$ 1,500,000
Imputed interest rate					15.00%	15.00%
Interest expense amortization								$ 479,687				$ 479,687
Payment for debt					$ 221,593
Interest due					1,000,000
Monthly instalments					$ 100,000
Class A Ordinary Shares [Member]
Loans from Prior Shareholders [Line Items]
Ordinary shares, shares issued (in Shares) | shares		2,467,337		3,375				2,467,337				2,467,337			146,738,806		137,750,000	[2]		10,885
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001		$ 0.0001
Outstanding balance															$ 14,674		$ 13,775	[3]
Shares issued (in Ringgits)				$ 2,025,000
Class A Ordinary Shares [Member] | Lim Hooi Beng [Member]
Loans from Prior Shareholders [Line Items]
Shares issued (in Ringgits) | RM						RM 13,000,000
Compensation Payable to a Prior Shareholder [Member]
Loans from Prior Shareholders [Line Items]
Outstanding balance		$ 1,250,459						$ 1,250,459				$ 1,250,459
Compensation payable to a prior shareholder															$ 737,894
Aw Jeen Rong [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															6.00%
Liu Yu [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															24.30%
Mr. Lim Hooi Beng [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															13.80%		14.50%
Ordinary shares, shares issued (in Shares) | shares																					12,917
Ordinary shares, par value (in Dollars per share) | $ / shares																					$ 4
Outstanding balance																					$ 3,100,000
Fair value of ordinary shares (in Dollars per share) | $ / shares																					$ 2.7
Mr. Aw Jeen Rong [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															6.00%
Mr.Liu Yu {Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															24.30%		25.50%						24.30%
Ordinary shares, shares issued (in Shares) | shares																					1,275,000
Ordinary shares, par value (in Dollars per share) | $ / shares																					$ 4
Outstanding balance																					$ 5,100,000
Fair value of ordinary shares (in Dollars per share) | $ / shares																					$ 2.7
Compensation payable																							$ 6,300,000
Ordinary Shares [Member]
Loans from Prior Shareholders [Line Items]
Shares issued (in Ringgits)											$ 25
Ordinary Shares [Member] | Mr.Liu Yu {Member]
Loans from Prior Shareholders [Line Items]
Ordinary shares, shares issued (in Shares) | shares							21,250
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 4
Outstanding balance							$ 5,100,000
Fair value of ordinary shares (in Dollars per share) | $ / shares							$ 2.7
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Loans from Prior Shareholders [Line Items]
Shares issued (in Ringgits)															$ 25
Ordinary Shares [Member] | Mr. Lim Hooi Beng [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															13.80%		14.50%
Ordinary Shares [Member] | Mr. Aw Jeen Rong [Member]
Loans from Prior Shareholders [Line Items]
Owned percentage															6.00%		6.30%

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.
[3]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4